Investment Portfolioas of March 31, 2025 (Unaudited)
DWS Small Mid Cap Value VIP
	Shares	Value ($)

Common Stocks 98.9%
Communication Services 3.7%
Diversified Telecommunication Services 1.3%
Liberty Global Ltd. "C"*	27,434	328,385
Liberty Latin America Ltd. "A"*	98,314	622,327
		950,712
Media 2.4%
EchoStar Corp. "A"*	8,498	217,379
Gray Media, Inc.	70,413	304,184
Interpublic Group of Companies, Inc.	46,093	1,251,886
		1,773,449
Consumer Discretionary 10.3%
Broadline Retail 2.2%
Nordstrom, Inc.	21,260	519,807
Ollie's Bargain Outlet Holdings, Inc.*	9,164	1,066,323
		1,586,130
Distributors 0.8%
A-Mark Precious Metals, Inc.	23,469	595,409
Hotels, Restaurants & Leisure 1.0%
Wynn Resorts Ltd.	8,347	696,974
Household Durables 0.8%
Century Communities, Inc.	4,860	326,106
Green Brick Partners, Inc.*	4,925	287,177
		613,283
Leisure Products 0.9%
Hasbro, Inc.	10,137	623,324
Specialty Retail 2.2%
Carvana Co.*	3,985	833,184
Gap, Inc.	37,531	773,514
		1,606,698
Textiles, Apparel & Luxury Goods 2.4%
Carter's, Inc.	4,463	182,537
Columbia Sportswear Co.	6,658	503,944
Ralph Lauren Corp.	3,387	747,646
VF Corp.	22,254	345,382
		1,779,509
Consumer Staples 3.5%
Beverages 0.3%
Boston Beer Co., Inc. "A"*	925	220,927

Food Products 2.2%
Cal-Maine Foods, Inc.	14,551	1,322,686
Freshpet, Inc.*	2,832	235,538
		1,558,224
Household Products 1.0%
Central Garden & Pet Co.*	7,914	290,127
Central Garden & Pet Co. "A"*	13,841	453,016
		743,143
Energy 6.5%
Energy Equipment & Services 2.9%
Helmerich & Payne, Inc.	19,932	520,624
Patterson-UTI Energy, Inc.	53,322	438,307
Solaris Energy Infrastructure, Inc.	52,336	1,138,831
		2,097,762
Oil, Gas & Consumable Fuels 3.6%
Antero Midstream Corp.	51,317	923,706
DT Midstream, Inc.	2,182	210,519
Permian Resources Corp.	63,546	880,112
Range Resources Corp.	16,118	643,592
		2,657,929
Financials 23.9%
Banks 9.6%
Associated Banc-Corp.	50,191	1,130,803
BankUnited, Inc.	15,117	520,629
Columbia Banking System, Inc.	13,519	337,164
First BanCorp.	72,426	1,388,406
First Financial Corp.	10,857	531,776
Hancock Whitney Corp.	23,010	1,206,875
Hilltop Holdings, Inc.	15,444	470,270
UMB Financial Corp.	14,074	1,422,881
		7,008,804
Capital Markets 3.8%
Affiliated Managers Group, Inc.	4,578	769,241
BGC Group, Inc. "A"	34,990	320,858
Donnelley Financial Solutions, Inc.*	11,855	518,182
Evercore, Inc. "A"	3,083	615,737
Invesco Ltd.	23,108	350,549
Robinhood Markets, Inc. "A"*	4,842	201,524
		2,776,091
Consumer Finance 0.4%
SoFi Technologies, Inc.*	22,633	263,222
Financial Services 3.8%
Affirm Holdings, Inc.*	9,880	446,477
Corebridge Financial, Inc.	17,467	551,433
Essent Group Ltd.	3,839	221,587
MGIC Investment Corp.	23,061	571,452
NMI Holdings, Inc.*	5,790	208,729
Radian Group, Inc.	23,252	768,944
		2,768,622
Insurance 5.1%
Assurant, Inc.	6,082	1,275,700

Everest Group Ltd.	3,801	1,381,017
Globe Life, Inc.	3,327	438,232
RLI Corp.	7,756	623,040
		3,717,989
Mortgage Real Estate Investment Trusts (REITs) 1.2%
Rithm Capital Corp.	73,386	840,270
Health Care 6.8%
Biotechnology 3.7%
Exact Sciences Corp.*	7,576	327,965
Exelixis, Inc.*	8,966	331,025
Ionis Pharmaceuticals, Inc.*	12,640	381,349
PTC Therapeutics, Inc.*	4,764	242,773
REVOLUTION Medicines, Inc.*	23,715	838,562
United Therapeutics Corp.*	1,892	583,247
		2,704,921
Pharmaceuticals 3.1%
Jazz Pharmaceuticals PLC*	7,695	955,334
Ligand Pharmaceuticals, Inc.*	12,147	1,277,136
		2,232,470
Industrials 17.1%
Aerospace & Defense 1.9%
Huntington Ingalls Industries, Inc.	6,762	1,379,719
Building Products 4.8%
Advanced Drainage Systems, Inc. (a)	4,704	511,089
Armstrong World Industries, Inc.	4,128	581,553
JELD-WEN Holding, Inc.*	61,249	365,656
Owens Corning	7,852	1,121,423
Simpson Manufacturing Co., Inc.	3,678	577,740
UFP Industries, Inc.	3,492	373,784
		3,531,245
Construction & Engineering 2.7%
API Group Corp.*	24,832	887,992
MasTec, Inc.*	6,701	782,074
Tutor Perini Corp.*	12,023	278,693
		1,948,759
Electrical Equipment 4.1%
Acuity, Inc.	3,629	955,697
EnerSys	14,839	1,358,956
nVent Electric PLC	7,788	408,247
Sensata Technologies Holding PLC	11,951	290,051
		3,012,951
Ground Transportation 0.9%
Saia, Inc.*	1,796	627,576
Machinery 1.6%
Hillenbrand, Inc.	23,148	558,793
Worthington Enterprises, Inc.	12,181	610,146
		1,168,939
Marine Transportation 0.5%
Kirby Corp.*	3,791	382,929

Trading Companies & Distributors 0.6%
DNOW, Inc.*	23,714	405,035
Information Technology 8.3%
Communications Equipment 0.5%
Ciena Corp.*	5,304	320,521
Electronic Equipment, Instruments & Components 3.3%
Avnet, Inc.	21,894	1,052,882
Itron, Inc.*	9,281	972,278
TD SYNNEX Corp.	3,790	394,008
		2,419,168
Semiconductors & Semiconductor Equipment 1.6%
Astera Labs, Inc.*	5,435	324,306
Cirrus Logic, Inc.*	6,182	616,067
Cohu, Inc.*	13,301	195,658
		1,136,031
Software 2.9%
Adeia, Inc.	33,478	442,579
Bit Digital, Inc.* (a)	81,375	164,378
Cerence, Inc.*	24,326	192,175
Hut 8 Corp.* (a)	15,679	182,190
MARA Holdings, Inc.* (a)	13,675	157,263
Pagaya Technologies Ltd. "A"* (a)	25,074	262,776
Riot Platforms, Inc.* (a)	36,617	260,713
Verint Systems, Inc.*	25,964	463,457
		2,125,531
Materials 5.8%
Chemicals 2.2%
Avient Corp.	7,792	289,551
Chemours Co.	39,655	536,532
RPM International, Inc.	6,533	755,737
		1,581,820
Containers & Packaging 1.2%
Graphic Packaging Holding Co.	33,543	870,776
Metals & Mining 2.4%
Commercial Metals Co.	6,535	300,675
Reliance, Inc.	3,269	943,924
Royal Gold, Inc.	1,535	250,988
Worthington Steel, Inc.	11,065	280,277
		1,775,864
Real Estate 9.4%
Diversified REITs 1.3%
Alpine Income Property Trust, Inc.	16,329	273,021
Global Net Lease, Inc.	85,963	691,142
		964,163
Health Care REITs 2.0%
Healthcare Realty Trust, Inc.	32,924	556,416
Omega Healthcare Investors, Inc.	24,028	914,986
		1,471,402

Industrial REITs 1.7%
STAG Industrial, Inc.	33,835	1,222,120
Retail REITs 1.2%
Kite Realty Group Trust	36,625	819,301
Specialized REITs 3.2%
Gaming and Leisure Properties, Inc.	31,789	1,618,060
PotlatchDeltic Corp.	9,934	448,222
Safehold, Inc.	13,895	260,115
		2,326,397
Utilities 3.6%
Electric Utilities 2.7%
IDACORP, Inc.	13,543	1,573,968
Otter Tail Corp.	5,260	422,746
		1,996,714
Gas Utilities 0.9%
UGI Corp.	19,812	655,183
Total Common Stocks (Cost $65,264,081)		71,958,006

Other Investments 0.0%
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
GCI Liberty, Inc. (Escrow Shares)* (b) (Cost $0)	3,095	0

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d) (Cost $840,536)	840,536	840,536

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.37% (c) (Cost $820,534)	820,534	820,534

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $66,925,151)	101.2	73,619,076
Other Assets and Liabilities, Net	(1.2)	(849,117)
Net Assets	100.0	72,769,959
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d)
248,795	591,741 (e)	—	—	—	214	—	840,536	840,536
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.37% (c)
969,558	2,361,996	2,511,020	—	—	8,218	—	820,534	820,534
1,218,353	2,953,737	2,511,020	—	—	8,432	—	1,661,070	1,661,070

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $775,431, which is 1.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$71,958,006	$—	$—	$71,958,006
Other Investments	—	—	0	0
Short-Term Investments (a)	1,661,070	—	—	1,661,070
Total	$73,619,076	$—	$0	$73,619,076

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCV-PH1
R-080548-3 (1/27)